Fair Value Measurements (Details) - EBP 003 - USD ($)	Jan. 31, 2026	Jan. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 57,569,862,277	$ 49,405,279,099
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	57,569,862,277	49,405,279,099
Total | Walmart Inc. equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	6,304,802,781	5,738,048,126
Total | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,665,582,571	1,790,065,839
Total | Cash equivalent
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,632,102	19,368,827
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	162,243,758	1,032,322,277
Total | Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,318,113,207	913,843,362
Total | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	491,277,628	390,618,298
Total | Asset-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	176,681,801	139,248,391
Total | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	73,105,740	44,064,257
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,153,261,212	8,579,805,069
Level 1 | Walmart Inc. equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	6,304,802,781	5,738,048,126
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,665,582,571	1,790,065,839
Level 1 | Cash equivalent
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,632,102	19,368,827
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	162,243,758	1,032,322,277
Level 1 | Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Asset-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,059,178,376	1,487,774,308
Level 2 | Walmart Inc. equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Cash equivalent
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Government securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,318,113,207	913,843,362
Level 2 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	491,277,628	390,618,298
Level 2 | Asset-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	176,681,801	139,248,391
Level 2 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	73,105,740	44,064,257
Assets at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	46,357,422,689	39,337,699,722
Assets at NAV | Collective Investment Trusts / Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 46,357,422,689	$ 39,337,699,722